Schedule of quantitative information regarding Level 3 fair value measurements inputs (Details) - Fair Value, Inputs, Level 3 [Member] - Modified Black Scholes Model [Member]	Jun. 30, 2023 N $ / shares	Dec. 31, 2022	Dec. 31, 2022 $ / shares	Dec. 31, 2022	Dec. 31, 2022 N	Jun. 02, 2022 $ / shares	Dec. 31, 2021 $ / shares
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of business combination	0.0404			0.0391	0.0391	0.0289	0.0129
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (years)	5 years 1 month 2 days	5 years 5 months 1 day
Expected term (years)		5 years 5 months 1 day				5 years 6 months	5 years 5 months 1 day
Measurement Input, Price Volatility [Member] | Pre Announcement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of business combination	0.0640			0.053	0.0530	0.038	0.110
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Strike price	$ 10.85		$ 10.54			$ 10.08	$ 9.98
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Strike price	$ 11.50		$ 11.50			$ 11.50	$ 11.50
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of business combination	0			0	0	0	0
Measurement Input Probability of Completing Business Combination [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of business combination	0.0250			0.030	0.0300	0.30	0.70